SHORT-TERM BANK BORROWINGS (Details Textual)	Sep. 30, 2017
Minimum [Member]
Short-term Debt, Percentage Bearing Variable Interest Rate	1.79%
Maximum [Member]
Short-term Debt, Percentage Bearing Variable Interest Rate	2.20%